Acquisitions and Divestitures - Asset Acquisitions, Narrative (Details) - Formulatrix, Inc. - USD ($) $ in Millions		12 Months Ended
	Jan. 31, 2019	Dec. 31, 2020
Asset Acquisition [Line Items]
Payments for digital PCR asset	$ 125.0
Milestone payments		$ 135.9